Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Bond Index Funds
Entity Central Index Key	0000794105
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000007057 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Intermediate-Term Bond Index Fund
Class Name	Investor Shares
Trading Symbol	VBIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Intermediate-Term Bond Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its expense-free benchmark, the Bloomberg U.S. 5–10 Year Government/Credit Float Adjusted Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  For the period, yields for very short-term U.S. Treasuries generally fell, while yields for longer-term U.S. Treasuries generally rose.
  Corporate bonds returned 2.13% and mortgage-backed securities returned 1.54%, as measured by components of the Bloomberg U.S. Aggregate Float Adjusted Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	1.43%	-0.06%	1.68%
Bloomberg U.S. 5-10 Year Government/Credit Float Adjusted Index	1.45%	0.03%	1.82%
Bloomberg U.S. Aggregate Float Adjusted Index	1.33%	-0.27%	1.39%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 42,256,000,000
Holdings Count | Holding	2,288
Advisory Fees Paid, Amount	$ 751,000
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$42,256
Number of Portfolio Holdings	2,288
Portfolio Turnover Rate	55%
Total Investment Advisory Fees (in thousands)	$751

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Corporate Bonds	38.7%
Sovereign Bonds	4.4%
Taxable Municipal Bonds	0.4%
U.S. Government and Agency Obligations	55.5%
Other Assets and Liabilities—Net	1.0%

C000046841 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Intermediate-Term Bond Index Fund
Class Name	ETF Shares
Trading Symbol	BIV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Intermediate-Term Bond Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its expense-free benchmark, the Bloomberg U.S. 5–10 Year Government/Credit Float Adjusted Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  For the period, yields for very short-term U.S. Treasuries generally fell, while yields for longer-term U.S. Treasuries generally rose.
  Corporate bonds returned 2.13% and mortgage-backed securities returned 1.54%, as measured by components of the Bloomberg U.S. Aggregate Float Adjusted Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	1.49%	0.03%	1.77%
ETF Shares Market Price	1.55%	0.02%	1.75%
Bloomberg U.S. 5-10 Year Government/Credit Float Adjusted Index	1.45%	0.03%	1.82%
Bloomberg U.S. Aggregate Float Adjusted Index	1.33%	-0.27%	1.39%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 42,256,000,000
Holdings Count | Holding	2,288
Advisory Fees Paid, Amount	$ 751,000
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$42,256
Number of Portfolio Holdings	2,288
Portfolio Turnover Rate	55%
Total Investment Advisory Fees (in thousands)	$751

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Corporate Bonds	38.7%
Sovereign Bonds	4.4%
Taxable Municipal Bonds	0.4%
U.S. Government and Agency Obligations	55.5%
Other Assets and Liabilities—Net	1.0%

Material Fund Change [Text Block]
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the ETF Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	Subsequent to the Fund's fiscal year end, the expense ratio for the ETF Share class was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007058 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Intermediate-Term Bond Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VBILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Intermediate-Term Bond Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its expense-free benchmark, the Bloomberg U.S. 5–10 Year Government/Credit Float Adjusted Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  For the period, yields for very short-term U.S. Treasuries generally fell, while yields for longer-term U.S. Treasuries generally rose.
  Corporate bonds returned 2.13% and mortgage-backed securities returned 1.54%, as measured by components of the Bloomberg U.S. Aggregate Float Adjusted Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	1.51%	0.02%	1.76%
Bloomberg U.S. 5-10 Year Government/Credit Float Adjusted Index	1.45%	0.03%	1.82%
Bloomberg U.S. Aggregate Float Adjusted Index	1.33%	-0.27%	1.39%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 42,256,000,000
Holdings Count | Holding	2,288
Advisory Fees Paid, Amount	$ 751,000
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$42,256
Number of Portfolio Holdings	2,288
Portfolio Turnover Rate	55%
Total Investment Advisory Fees (in thousands)	$751

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Corporate Bonds	38.7%
Sovereign Bonds	4.4%
Taxable Municipal Bonds	0.4%
U.S. Government and Agency Obligations	55.5%
Other Assets and Liabilities—Net	1.0%

Material Fund Change [Text Block]
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the Admiral Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	Subsequent to the Fund's fiscal year end, the expense ratio for the Admiral Share class was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000024520 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Intermediate-Term Bond Index Fund
Class Name	Institutional Shares
Trading Symbol	VBIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Intermediate-Term Bond Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its expense-free benchmark, the Bloomberg U.S. 5–10 Year Government/Credit Float Adjusted Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  For the period, yields for very short-term U.S. Treasuries generally fell, while yields for longer-term U.S. Treasuries generally rose.
  Corporate bonds returned 2.13% and mortgage-backed securities returned 1.54%, as measured by components of the Bloomberg U.S. Aggregate Float Adjusted Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	1.53%	0.04%	1.78%
Bloomberg U.S. 5-10 Year Government/Credit Float Adjusted Index	1.45%	0.03%	1.82%
Bloomberg U.S. Aggregate Float Adjusted Index	1.33%	-0.27%	1.39%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 42,256,000,000
Holdings Count | Holding	2,288
Advisory Fees Paid, Amount	$ 751,000
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$42,256
Number of Portfolio Holdings	2,288
Portfolio Turnover Rate	55%
Total Investment Advisory Fees (in thousands)	$751

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Corporate Bonds	38.7%
Sovereign Bonds	4.4%
Taxable Municipal Bonds	0.4%
U.S. Government and Agency Obligations	55.5%
Other Assets and Liabilities—Net	1.0%

Material Fund Change [Text Block]
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Share class was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000105308 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Intermediate-Term Bond Index Fund
Class Name	Institutional Plus Shares
Trading Symbol	VBIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Intermediate-Term Bond Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its expense-free benchmark, the Bloomberg U.S. 5–10 Year Government/Credit Float Adjusted Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  For the period, yields for very short-term U.S. Treasuries generally fell, while yields for longer-term U.S. Treasuries generally rose.
  Corporate bonds returned 2.13% and mortgage-backed securities returned 1.54%, as measured by components of the Bloomberg U.S. Aggregate Float Adjusted Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $100,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Plus Shares	1.54%	0.05%	1.79%
Bloomberg U.S. 5-10 Year Government/Credit Float Adjusted Index	1.45%	0.03%	1.82%
Bloomberg U.S. Aggregate Float Adjusted Index	1.33%	-0.27%	1.39%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 42,256,000,000
Holdings Count | Holding	2,288
Advisory Fees Paid, Amount	$ 751,000
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$42,256
Number of Portfolio Holdings	2,288
Portfolio Turnover Rate	55%
Total Investment Advisory Fees (in thousands)	$751

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Corporate Bonds	38.7%
Sovereign Bonds	4.4%
Taxable Municipal Bonds	0.4%
U.S. Government and Agency Obligations	55.5%
Other Assets and Liabilities—Net	1.0%

Material Fund Change [Text Block]
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Plus Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Plus Share class was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000046842 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Long-Term Bond Index Fund
Class Name	ETF Shares
Trading Symbol	BLV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Long-Term Bond Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its expense-free benchmark, the Bloomberg U.S. Long Government/Credit Float Adjusted Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  For the period, yields for very short-term U.S. Treasuries generally fell, while yields for longer-term U.S. Treasuries generally rose.
  Corporate bonds returned 2.13% and mortgage-backed securities returned 1.54%, as measured by components of the Bloomberg U.S. Aggregate Float Adjusted Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	-4.09%	-3.21%	0.98%
ETF Shares Market Price	-4.05%	-3.28%	0.92%
Bloomberg U.S. Long Government/Credit Float Adjusted Index	-4.15%	-3.26%	0.99%
Bloomberg U.S. Aggregate Float Adjusted Index	1.33%	-0.27%	1.39%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 8,289,000,000
Holdings Count | Holding	3,137
Advisory Fees Paid, Amount	$ 166,000
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$8,289
Number of Portfolio Holdings	3,137
Portfolio Turnover Rate	26%
Total Investment Advisory Fees (in thousands)	$166

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Corporate Bonds	44.5%
Sovereign Bonds	2.8%
Taxable Municipal Bonds	2.1%
U.S. Government and Agency Obligations	49.4%
Other Assets and Liabilities—Net	1.2%

Material Fund Change [Text Block]
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the ETF Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	Subsequent to the Fund's fiscal year end, the expense ratio for the ETF Share class was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000209800 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Long-Term Bond Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VBLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Long-Term Bond Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its expense-free benchmark, the Bloomberg U.S. Long Government/Credit Float Adjusted Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  For the period, yields for very short-term U.S. Treasuries generally fell, while yields for longer-term U.S. Treasuries generally rose.
  Corporate bonds returned 2.13% and mortgage-backed securities returned 1.54%, as measured by components of the Bloomberg U.S. Aggregate Float Adjusted Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: February 7, 2019, Through December 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception (2/7/2019)
Admiral Shares[1]	-4.63%	-3.33%	-0.29%
Bloomberg U.S. Long Government/Credit Float Adjusted Index	-4.15%	-3.26%	-0.20%
Bloomberg U.S. Aggregate Float Adjusted Index	1.33%	-0.27%	1.02%
[1]	Vanguard fund returns are adjusted to reflect the 0.50% fee on purchases of fund shares.

Performance Inception Date	Feb. 07, 2019
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 8,289,000,000
Holdings Count | Holding	3,137
Advisory Fees Paid, Amount	$ 166,000
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$8,289
Number of Portfolio Holdings	3,137
Portfolio Turnover Rate	26%
Total Investment Advisory Fees (in thousands)	$166

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Corporate Bonds	44.5%
Sovereign Bonds	2.8%
Taxable Municipal Bonds	2.1%
U.S. Government and Agency Obligations	49.4%
Other Assets and Liabilities—Net	1.2%

Material Fund Change [Text Block]
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the Admiral Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	Subsequent to the Fund's fiscal year end, the expense ratio for the Admiral Share class was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000024522 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Long-Term Bond Index Fund
Class Name	Institutional Shares
Trading Symbol	VBLLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Long-Term Bond Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its expense-free benchmark, the Bloomberg U.S. Long Government/Credit Float Adjusted Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  For the period, yields for very short-term U.S. Treasuries generally fell, while yields for longer-term U.S. Treasuries generally rose.
  Corporate bonds returned 2.13% and mortgage-backed securities returned 1.54%, as measured by components of the Bloomberg U.S. Aggregate Float Adjusted Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares[1]	-4.61%	-3.31%	0.94%
Bloomberg U.S. Long Government/Credit Float Adjusted Index	-4.15%	-3.26%	0.99%
Bloomberg U.S. Aggregate Float Adjusted Index	1.33%	-0.27%	1.39%
[1]	Vanguard fund returns are adjusted to reflect the 0.50% fee on purchases of fund shares.

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 8,289,000,000
Holdings Count | Holding	3,137
Advisory Fees Paid, Amount	$ 166,000
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$8,289
Number of Portfolio Holdings	3,137
Portfolio Turnover Rate	26%
Total Investment Advisory Fees (in thousands)	$166

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Corporate Bonds	44.5%
Sovereign Bonds	2.8%
Taxable Municipal Bonds	2.1%
U.S. Government and Agency Obligations	49.4%
Other Assets and Liabilities—Net	1.2%

Material Fund Change [Text Block]
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Share class was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000105309 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Long-Term Bond Index Fund
Class Name	Institutional Plus Shares
Trading Symbol	VBLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Long-Term Bond Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its expense-free benchmark, the Bloomberg U.S. Long Government/Credit Float Adjusted Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  For the period, yields for very short-term U.S. Treasuries generally fell, while yields for longer-term U.S. Treasuries generally rose.
  Corporate bonds returned 2.13% and mortgage-backed securities returned 1.54%, as measured by components of the Bloomberg U.S. Aggregate Float Adjusted Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $100,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Plus Shares[1]	-4.60%	-3.30%	0.95%
Bloomberg U.S. Long Government/Credit Float Adjusted Index	-4.15%	-3.26%	0.99%
Bloomberg U.S. Aggregate Float Adjusted Index	1.33%	-0.27%	1.39%
[1]	Vanguard fund returns are adjusted to reflect the 0.50% fee on purchases of fund shares.

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 8,289,000,000
Holdings Count | Holding	3,137
Advisory Fees Paid, Amount	$ 166,000
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$8,289
Number of Portfolio Holdings	3,137
Portfolio Turnover Rate	26%
Total Investment Advisory Fees (in thousands)	$166

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Corporate Bonds	44.5%
Sovereign Bonds	2.8%
Taxable Municipal Bonds	2.1%
U.S. Government and Agency Obligations	49.4%
Other Assets and Liabilities—Net	1.2%

Material Fund Change [Text Block]
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Plus Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Plus Share class was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007060 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Short-Term Bond Index Fund
Class Name	Investor Shares
Trading Symbol	VBISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Short-Term Bond Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its expense-free benchmark, the Bloomberg U.S. 1–5 Year Government/Credit Float Adjusted Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  For the period, yields for very short-term U.S. Treasuries generally fell, while yields for longer-term U.S. Treasuries generally rose.
  Corporate bonds returned 2.13% and mortgage-backed securities returned 1.54%, as measured by components of the Bloomberg U.S. Aggregate Float Adjusted Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	3.64%	1.17%	1.52%
Bloomberg U.S. 1-5 Year Government/Credit Float Adjusted Index	3.76%	1.29%	1.66%
Bloomberg U.S. Aggregate Float Adjusted Index	1.33%	-0.27%	1.39%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 58,372,000,000
Holdings Count | Holding	2,779
Advisory Fees Paid, Amount	$ 1,091,000
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$58,372
Number of Portfolio Holdings	2,779
Portfolio Turnover Rate	56%
Total Investment Advisory Fees (in thousands)	$1,091

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Corporate Bonds	25.4%
Sovereign Bonds	4.9%
Taxable Municipal Bonds	0.1%
U.S. Government and Agency Obligations	68.9%
Other Assets and Liabilities—Net	0.7%

C000046843 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Short-Term Bond Index Fund
Class Name	ETF Shares
Trading Symbol	BSV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Short-Term Bond Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its expense-free benchmark, the Bloomberg U.S. 1–5 Year Government/Credit Float Adjusted Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  For the period, yields for very short-term U.S. Treasuries generally fell, while yields for longer-term U.S. Treasuries generally rose.
  Corporate bonds returned 2.13% and mortgage-backed securities returned 1.54%, as measured by components of the Bloomberg U.S. Aggregate Float Adjusted Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	3.75%	1.27%	1.61%
ETF Shares Market Price	3.79%	1.28%	1.61%
Bloomberg U.S. 1-5 Year Government/Credit Float Adjusted Index	3.76%	1.29%	1.66%
Bloomberg U.S. Aggregate Float Adjusted Index	1.33%	-0.27%	1.39%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 58,372,000,000
Holdings Count | Holding	2,779
Advisory Fees Paid, Amount	$ 1,091,000
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$58,372
Number of Portfolio Holdings	2,779
Portfolio Turnover Rate	56%
Total Investment Advisory Fees (in thousands)	$1,091

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Corporate Bonds	25.4%
Sovereign Bonds	4.9%
Taxable Municipal Bonds	0.1%
U.S. Government and Agency Obligations	68.9%
Other Assets and Liabilities—Net	0.7%

Material Fund Change [Text Block]
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the ETF Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	Subsequent to the Fund's fiscal year end, the expense ratio for the ETF Share class was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007061 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Short-Term Bond Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VBIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Short-Term Bond Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its expense-free benchmark, the Bloomberg U.S. 1–5 Year Government/Credit Float Adjusted Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  For the period, yields for very short-term U.S. Treasuries generally fell, while yields for longer-term U.S. Treasuries generally rose.
  Corporate bonds returned 2.13% and mortgage-backed securities returned 1.54%, as measured by components of the Bloomberg U.S. Aggregate Float Adjusted Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	3.73%	1.25%	1.60%
Bloomberg U.S. 1-5 Year Government/Credit Float Adjusted Index	3.76%	1.29%	1.66%
Bloomberg U.S. Aggregate Float Adjusted Index	1.33%	-0.27%	1.39%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 58,372,000,000
Holdings Count | Holding	2,779
Advisory Fees Paid, Amount	$ 1,091,000
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$58,372
Number of Portfolio Holdings	2,779
Portfolio Turnover Rate	56%
Total Investment Advisory Fees (in thousands)	$1,091

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Corporate Bonds	25.4%
Sovereign Bonds	4.9%
Taxable Municipal Bonds	0.1%
U.S. Government and Agency Obligations	68.9%
Other Assets and Liabilities—Net	0.7%

Material Fund Change [Text Block]
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the Admiral Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	Subsequent to the Fund's fiscal year end, the expense ratio for the Admiral Share class was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000105310 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Short-Term Bond Index Fund
Class Name	Institutional Shares
Trading Symbol	VBITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Short-Term Bond Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its expense-free benchmark, the Bloomberg U.S. 1–5 Year Government/Credit Float Adjusted Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  For the period, yields for very short-term U.S. Treasuries generally fell, while yields for longer-term U.S. Treasuries generally rose.
  Corporate bonds returned 2.13% and mortgage-backed securities returned 1.54%, as measured by components of the Bloomberg U.S. Aggregate Float Adjusted Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	3.75%	1.27%	1.62%
Bloomberg U.S. 1-5 Year Government/Credit Float Adjusted Index	3.76%	1.29%	1.66%
Bloomberg U.S. Aggregate Float Adjusted Index	1.33%	-0.27%	1.39%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 58,372,000,000
Holdings Count | Holding	2,779
Advisory Fees Paid, Amount	$ 1,091,000
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$58,372
Number of Portfolio Holdings	2,779
Portfolio Turnover Rate	56%
Total Investment Advisory Fees (in thousands)	$1,091

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Corporate Bonds	25.4%
Sovereign Bonds	4.9%
Taxable Municipal Bonds	0.1%
U.S. Government and Agency Obligations	68.9%
Other Assets and Liabilities—Net	0.7%

Material Fund Change [Text Block]
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Share class was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000105311 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Short-Term Bond Index Fund
Class Name	Institutional Plus Shares
Trading Symbol	VBIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Short-Term Bond Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its expense-free benchmark, the Bloomberg U.S. 1–5 Year Government/Credit Float Adjusted Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  For the period, yields for very short-term U.S. Treasuries generally fell, while yields for longer-term U.S. Treasuries generally rose.
  Corporate bonds returned 2.13% and mortgage-backed securities returned 1.54%, as measured by components of the Bloomberg U.S. Aggregate Float Adjusted Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $100,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Plus Shares	3.76%	1.28%	1.63%
Bloomberg U.S. 1-5 Year Government/Credit Float Adjusted Index	3.76%	1.29%	1.66%
Bloomberg U.S. Aggregate Float Adjusted Index	1.33%	-0.27%	1.39%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 58,372,000,000
Holdings Count | Holding	2,779
Advisory Fees Paid, Amount	$ 1,091,000
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$58,372
Number of Portfolio Holdings	2,779
Portfolio Turnover Rate	56%
Total Investment Advisory Fees (in thousands)	$1,091

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Corporate Bonds	25.4%
Sovereign Bonds	4.9%
Taxable Municipal Bonds	0.1%
U.S. Government and Agency Obligations	68.9%
Other Assets and Liabilities—Net	0.7%

Material Fund Change [Text Block]
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Plus Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Plus Share class was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007062 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total Bond Market Index Fund
Class Name	Investor Shares
Trading Symbol	VBMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total Bond Market Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its expense-free benchmark, the Bloomberg U.S. Aggregate Float Adjusted Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  U.S. Treasuries returned 0.58% for the period. Returns were higher for agency bonds (+3.14%), corporate bonds (+2.13%), and mortgage-backed securities (+1.54%), as measured by components of the Bloomberg U.S. Aggregate Float Adjusted Index.
  By credit quality, the highest- and lowest-rated investment-grade bonds outperformed those in the middle. By maturity, shorter-dated bonds outperformed their longer-dated counterparts.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	1.14%	-0.42%	1.23%
Bloomberg U.S. Aggregate Float Adjusted Index	1.33%	-0.27%	1.39%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 342,424,000,000
Holdings Count | Holding	17,886
Advisory Fees Paid, Amount	$ 6,169,000
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$342,424
Number of Portfolio Holdings	17,886
Portfolio Turnover Rate	36%
Total Investment Advisory Fees (in thousands)	$6,169

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	2.1%
Corporate Bonds	25.9%
Sovereign Bonds	3.3%
Taxable Municipal Bonds	0.5%
U.S. Government and Agency Obligations	67.4%
Other Assets and Liabilities—Net	0.8%

C000046844 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total Bond Market Index Fund
Class Name	ETF Shares
Trading Symbol	BND
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total Bond Market Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its expense-free benchmark, the Bloomberg U.S. Aggregate Float Adjusted Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  U.S. Treasuries returned 0.58% for the period. Returns were higher for agency bonds (+3.14%), corporate bonds (+2.13%), and mortgage-backed securities (+1.54%), as measured by components of the Bloomberg U.S. Aggregate Float Adjusted Index.
  By credit quality, the highest- and lowest-rated investment-grade bonds outperformed those in the middle. By maturity, shorter-dated bonds outperformed their longer-dated counterparts.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	1.34%	-0.29%	1.34%
ETF Shares Market Price	1.36%	-0.33%	1.33%
Bloomberg U.S. Aggregate Float Adjusted Index	1.33%	-0.27%	1.39%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 342,424,000,000
Holdings Count | Holding	17,886
Advisory Fees Paid, Amount	$ 6,169,000
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$342,424
Number of Portfolio Holdings	17,886
Portfolio Turnover Rate	36%
Total Investment Advisory Fees (in thousands)	$6,169

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	2.1%
Corporate Bonds	25.9%
Sovereign Bonds	3.3%
Taxable Municipal Bonds	0.5%
U.S. Government and Agency Obligations	67.4%
Other Assets and Liabilities—Net	0.8%

C000007063 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total Bond Market Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VBTLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total Bond Market Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its expense-free benchmark, the Bloomberg U.S. Aggregate Float Adjusted Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  U.S. Treasuries returned 0.58% for the period. Returns were higher for agency bonds (+3.14%), corporate bonds (+2.13%), and mortgage-backed securities (+1.54%), as measured by components of the Bloomberg U.S. Aggregate Float Adjusted Index.
  By credit quality, the highest- and lowest-rated investment-grade bonds outperformed those in the middle. By maturity, shorter-dated bonds outperformed their longer-dated counterparts.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	1.24%	-0.32%	1.33%
Bloomberg U.S. Aggregate Float Adjusted Index	1.33%	-0.27%	1.39%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 342,424,000,000
Holdings Count | Holding	17,886
Advisory Fees Paid, Amount	$ 6,169,000
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$342,424
Number of Portfolio Holdings	17,886
Portfolio Turnover Rate	36%
Total Investment Advisory Fees (in thousands)	$6,169

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	2.1%
Corporate Bonds	25.9%
Sovereign Bonds	3.3%
Taxable Municipal Bonds	0.5%
U.S. Government and Agency Obligations	67.4%
Other Assets and Liabilities—Net	0.8%

Material Fund Change [Text Block]
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the Admiral Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	Subsequent to the Fund's fiscal year end, the expense ratio for the Admiral Share class was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007064 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total Bond Market Index Fund
Class Name	Institutional Shares
Trading Symbol	VBTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total Bond Market Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.035%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.035%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its expense-free benchmark, the Bloomberg U.S. Aggregate Float Adjusted Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  U.S. Treasuries returned 0.58% for the period. Returns were higher for agency bonds (+3.14%), corporate bonds (+2.13%), and mortgage-backed securities (+1.54%), as measured by components of the Bloomberg U.S. Aggregate Float Adjusted Index.
  By credit quality, the highest- and lowest-rated investment-grade bonds outperformed those in the middle. By maturity, shorter-dated bonds outperformed their longer-dated counterparts.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	1.25%	-0.30%	1.34%
Bloomberg U.S. Aggregate Float Adjusted Index	1.33%	-0.27%	1.39%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 342,424,000,000
Holdings Count | Holding	17,886
Advisory Fees Paid, Amount	$ 6,169,000
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$342,424
Number of Portfolio Holdings	17,886
Portfolio Turnover Rate	36%
Total Investment Advisory Fees (in thousands)	$6,169

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	2.1%
Corporate Bonds	25.9%
Sovereign Bonds	3.3%
Taxable Municipal Bonds	0.5%
U.S. Government and Agency Obligations	67.4%
Other Assets and Liabilities—Net	0.8%

Material Fund Change [Text Block]
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Share class was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000081425 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total Bond Market Index Fund
Class Name	Institutional Plus Shares
Trading Symbol	VBMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total Bond Market Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its expense-free benchmark, the Bloomberg U.S. Aggregate Float Adjusted Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  U.S. Treasuries returned 0.58% for the period. Returns were higher for agency bonds (+3.14%), corporate bonds (+2.13%), and mortgage-backed securities (+1.54%), as measured by components of the Bloomberg U.S. Aggregate Float Adjusted Index.
  By credit quality, the highest- and lowest-rated investment-grade bonds outperformed those in the middle. By maturity, shorter-dated bonds outperformed their longer-dated counterparts.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $100,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Plus Shares	1.26%	-0.30%	1.35%
Bloomberg U.S. Aggregate Float Adjusted Index	1.33%	-0.27%	1.39%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 342,424,000,000
Holdings Count | Holding	17,886
Advisory Fees Paid, Amount	$ 6,169,000
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$342,424
Number of Portfolio Holdings	17,886
Portfolio Turnover Rate	36%
Total Investment Advisory Fees (in thousands)	$6,169

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	2.1%
Corporate Bonds	25.9%
Sovereign Bonds	3.3%
Taxable Municipal Bonds	0.5%
U.S. Government and Agency Obligations	67.4%
Other Assets and Liabilities—Net	0.8%

Material Fund Change [Text Block]
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Plus Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Plus Share class was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000170279 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total Bond Market Index Fund
Class Name	Institutional Select Shares
Trading Symbol	VTBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total Bond Market Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Shares	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its expense-free benchmark, the Bloomberg U.S. Aggregate Float Adjusted Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  U.S. Treasuries returned 0.58% for the period. Returns were higher for agency bonds (+3.14%), corporate bonds (+2.13%), and mortgage-backed securities (+1.54%), as measured by components of the Bloomberg U.S. Aggregate Float Adjusted Index.
  By credit quality, the highest- and lowest-rated investment-grade bonds outperformed those in the middle. By maturity, shorter-dated bonds outperformed their longer-dated counterparts.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: June 24, 2016, Through December 31, 2024
Initial Investment of $3,000,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception (6/24/2016)
Institutional Select Shares	1.28%	-0.28%	0.98%
Bloomberg U.S. Aggregate Float Adjusted Index	1.33%	-0.27%	1.01%

Performance Inception Date	Jun. 24, 2016
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 342,424,000,000
Holdings Count | Holding	17,886
Advisory Fees Paid, Amount	$ 6,169,000
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$342,424
Number of Portfolio Holdings	17,886
Portfolio Turnover Rate	36%
Total Investment Advisory Fees (in thousands)	$6,169

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	2.1%
Corporate Bonds	25.9%
Sovereign Bonds	3.3%
Taxable Municipal Bonds	0.5%
U.S. Government and Agency Obligations	67.4%
Other Assets and Liabilities—Net	0.8%

C000054349 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Inflation-Protected Securities Fund
Class Name	Investor Shares
Trading Symbol	VIPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Inflation-Protected Securities Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the Bloomberg U.S. Treasury Inflation Protected Securities Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  The yield of the nominal 10-year U.S. Treasury note increased 69 basis points, from 3.88% to 4.57%, over the year. The yield of the 10-year U.S. Treasury inflation-protected securities note rose a more modest 52 basis points, from 1.71% to 2.23%. (A basis point is one-hundredth of a percentage point.)
  A below-benchmark level of interest rate sensitivity added to relative performance. Curve positioning also contributed, while breakeven inflation strategies detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	1.75%	1.69%	2.02%
Bloomberg U.S. Treasury Inflation Protected Securities Index	1.84%	1.87%	2.24%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 25,824,000,000
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 3,235,000
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$25,824
Number of Portfolio Holdings	73
Portfolio Turnover Rate	75%
Total Investment Advisory Fees (in thousands)	$3,235

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Distribution by Stated Maturity % of Net Asset (as of December 31, 2024)
0 - 5 Years	46.4%
5 - 10 Years	35.5%
15 - 20 Years	5.0%
20 - 25 Years	4.1%
Over 25 Years	5.5%
Other Assets and Liabilities—Net	3.5%

C000054350 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Inflation-Protected Securities Fund
Class Name	Admiral™ Shares
Trading Symbol	VAIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Inflation-Protected Securities Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the Bloomberg U.S. Treasury Inflation Protected Securities Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  The yield of the nominal 10-year U.S. Treasury note increased 69 basis points, from 3.88% to 4.57%, over the year. The yield of the 10-year U.S. Treasury inflation-protected securities note rose a more modest 52 basis points, from 1.71% to 2.23%. (A basis point is one-hundredth of a percentage point.)
  A below-benchmark level of interest rate sensitivity added to relative performance. Curve positioning also contributed, while breakeven inflation strategies detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $50,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	1.86%	1.79%	2.12%
Bloomberg U.S. Treasury Inflation Protected Securities Index	1.84%	1.87%	2.24%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 25,824,000,000
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 3,235,000
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$25,824
Number of Portfolio Holdings	73
Portfolio Turnover Rate	75%
Total Investment Advisory Fees (in thousands)	$3,235

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Distribution by Stated Maturity % of Net Asset (as of December 31, 2024)
0 - 5 Years	46.4%
5 - 10 Years	35.5%
15 - 20 Years	5.0%
20 - 25 Years	4.1%
Over 25 Years	5.5%
Other Assets and Liabilities—Net	3.5%

C000054351 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Inflation-Protected Securities Fund
Class Name	Institutional Shares
Trading Symbol	VIPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Inflation-Protected Securities Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the Bloomberg U.S. Treasury Inflation Protected Securities Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  The yield of the nominal 10-year U.S. Treasury note increased 69 basis points, from 3.88% to 4.57%, over the year. The yield of the 10-year U.S. Treasury inflation-protected securities note rose a more modest 52 basis points, from 1.71% to 2.23%. (A basis point is one-hundredth of a percentage point.)
  A below-benchmark level of interest rate sensitivity added to relative performance. Curve positioning also contributed, while breakeven inflation strategies detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	1.86%	1.81%	2.14%
Bloomberg U.S. Treasury Inflation Protected Securities Index	1.84%	1.87%	2.24%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 25,824,000,000
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 3,235,000
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$25,824
Number of Portfolio Holdings	73
Portfolio Turnover Rate	75%
Total Investment Advisory Fees (in thousands)	$3,235

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Distribution by Stated Maturity % of Net Asset (as of December 31, 2024)
0 - 5 Years	46.4%
5 - 10 Years	35.5%
15 - 20 Years	5.0%
20 - 25 Years	4.1%
Over 25 Years	5.5%
Other Assets and Liabilities—Net	3.5%

C000075027 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total Bond Market II Index Fund
Class Name	Investor Shares
Trading Symbol	VTBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total Bond Market II Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.09%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its expense-free benchmark, the Bloomberg U.S. Aggregate Float Adjusted Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  U.S. Treasuries returned 0.58% for the period. Returns were higher for agency bonds (+3.14%), corporate bonds (+2.13%), and mortgage-backed securities (+1.54%), as measured by components of the Bloomberg U.S. Aggregate Float Adjusted Index.
  By credit quality, the highest- and lowest-rated investment-grade bonds outperformed those in the middle. By maturity, shorter-dated bonds outperformed their longer-dated counterparts.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	1.24%	-0.43%	1.23%
Bloomberg U.S. Aggregate Float Adjusted Index	1.33%	-0.27%	1.39%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 309,451,000,000
Holdings Count | Holding	16,416
Advisory Fees Paid, Amount	$ 9,422,000
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$309,451
Number of Portfolio Holdings	16,416
Portfolio Turnover Rate	88%
Total Investment Advisory Fees (in thousands)	$9,422

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	2.0%
Corporate Bonds	25.7%
Sovereign Bonds	3.2%
Taxable Municipal Bonds	0.5%
U.S. Government and Agency Obligations	67.7%
Other Assets and Liabilities—Net	0.9%

C000075028 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total Bond Market II Index Fund
Class Name	Institutional Shares
Trading Symbol	VTBNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total Bond Market II Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its expense-free benchmark, the Bloomberg U.S. Aggregate Float Adjusted Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  U.S. Treasuries returned 0.58% for the period. Returns were higher for agency bonds (+3.14%), corporate bonds (+2.13%), and mortgage-backed securities (+1.54%), as measured by components of the Bloomberg U.S. Aggregate Float Adjusted Index.
  By credit quality, the highest- and lowest-rated investment-grade bonds outperformed those in the middle. By maturity, shorter-dated bonds outperformed their longer-dated counterparts.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	1.31%	-0.36%	1.30%
Bloomberg U.S. Aggregate Float Adjusted Index	1.33%	-0.27%	1.39%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 309,451,000,000
Holdings Count | Holding	16,416
Advisory Fees Paid, Amount	$ 9,422,000
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$309,451
Number of Portfolio Holdings	16,416
Portfolio Turnover Rate	88%
Total Investment Advisory Fees (in thousands)	$9,422

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	2.0%
Corporate Bonds	25.7%
Sovereign Bonds	3.2%
Taxable Municipal Bonds	0.5%
U.S. Government and Agency Obligations	67.7%
Other Assets and Liabilities—Net	0.9%